United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 02, 2004

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$102,638,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      962    22750 SH       SOLE                    22750
Alliance Capital Management LP COM              018548107      574    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      414     5226 SH       SOLE                     5226
American Express               COM              025816109     1274    24800 SH       SOLE                    24800
American International Group   COM              026874107      578     8114 SH       SOLE                     8114
BHP Ltd.                       COM              088606108      263    15000 SH       SOLE                    15000
BP PLC                         COM              055622104     1584    29570 SH       SOLE                    29570
Bank of America Corp.          COM              060505104      419     4950 SH       SOLE                     4950
Bank of New York Co.           COM              064057102      649    22000 SH       SOLE                    22000
Berkshire Hathaway Inc. Cl B   COM              084670207     1040      352 SH       SOLE                      352
Bristol-Myers Squibb           COM              110122108     1215    49600 SH       SOLE                    49600
Cablevision NY Group           COM              12686c109      676    34419 SH       SOLE                    34419
Cabot Corp.                    COM              127055101      539    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      326     4655 SH       SOLE                     4655
Cendant Corp.                  COM              151313103     3632   148350 SH       SOLE                   148350
Charles Schwab Corp.           COM              808513105     6336   659300 SH       SOLE                   659300
ChevronTexaco Corp.            COM              166751107     1129    12000 SH       SOLE                    12000
Chicago Mercantile Exchange Ho COM              167760107      217     1500 SH       SOLE                     1500
CitiGroup Inc.                 COM              172967101     6738   144911 SH       SOLE                   144911
Coca Cola Co.                  COM              191216100      475     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      701    12000 SH       SOLE                    12000
Comcast Class A Special        COM              200300200      547    19800 SH       SOLE                    19800
Comcast Corp. Cl A             COM              20030N101      415    14766 SH       SOLE                    14766
Commerce Bancorp Inc. NJ       COM              200519106      605    11000 SH       SOLE                    11000
ConocoPhillips                 COM              20825C104      685     8976 SH       SOLE                     8976
Countrywide Financial CP       COM              222372104      207     2947 SH       SOLE                     2947
Crescent Real Estate Equities  COM              225756105      441    27350 SH       SOLE                    27350
Criimi Mae Inc.                COM              226603504      263    22000 SH       SOLE                    22000
Deere & Co.                    COM              244199105      631     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      317    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      640    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      446    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1294    30378 SH       SOLE                    30378
Exxon Mobil Corporation        COM              30231G102     2476    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      320     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     4300     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      477    10000 SH       SOLE                    10000
General Electric               COM              369604103     4766   147098 SH       SOLE                   147098
HCA Inc.                       COM              404119109     1011    24300 SH       SOLE                    24300
HSBC Holdings PLC              COM              404280406     1775    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      640    38100 SH       SOLE                    38100
Honeywell Intl.                COM              438506107      659    18000 SH       SOLE                    18000
IndyMac Bancorp Inc.           COM              456607100      240     7600 SH       SOLE                     7600
International Paper            COM              460146103      536    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      548     6218 SH       SOLE                     6218
Johnson & Johnson              COM              478160104    10242   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      760    14125 SH       SOLE                    14125
Keyspan Corporation            COM              49337w100      220     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      421    10350 SH       SOLE                    10350
LNR Property Corp.             COM              501940100      212     3900 SH       SOLE                     3900
Leucadia Natl Corp.            COM              527288104     1404    28250 SH       SOLE                    28250
Level 3 Communications         COM              52729N100      107    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     1751   194789 SH       SOLE                   194789
Liberty Media Intl Inc.        COM              530719103      379    10204 SH       SOLE                    10204
Magellan Midsteam Ptnrs LP     COM              559080106     1584    31150 SH       SOLE                    31150
Manulife Financial Corp.       COM              56501r106      243     6000 SH       SOLE                     6000
Marriott Intl Inc. CL A        COM              571903202     1247    25000 SH       SOLE                    25000
Medco Health Solutions Inc.    COM              58405U102      622    16593 SH       SOLE                    16593
Merck & Co.                    COM              589331107     7666   161395 SH       SOLE                   161395
Molex Inc. Cl A                COM              608554200      208     7627 SH       SOLE                     7627
Monsanto Co.                   COM              61166w101      346     9000 SH       SOLE                     9000
National Australia Bank        COM              632525408      480     4600 SH       SOLE                     4600
News Corp, Ltd., Pfd.          COM              652487802     1551    47182 SH       SOLE                    47182
Northern Border Partners       COM              664785102     1512    37850 SH       SOLE                    37850
Pfizer Inc.                    COM              717081103      305     8900 SH       SOLE                     8900
Royal Dutch Petroleum          COM              780257804     1018    19700 SH       SOLE                    19700
Safeco Corp.                   COM              786429100      986    22400 SH       SOLE                    22400
St. Joe Company                COM              790148100      641    16150 SH       SOLE                    16150
St. Paul Travelers Companies I COM              792860108      332     8192 SH       SOLE                     8192
Texas Instruments Inc.         COM              882508104     1161    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2165    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      201    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      540    74434 SH       SOLE                    74434
Vodafone Group PLC ADR F       COM              92857T107      215     9750 SH       SOLE                     9750
W.P. Carey & Co., LLC          COM              92930Y107     2218    74475 SH       SOLE                    74475
Walt Disney Co.                COM              254687106      844    33100 SH       SOLE                    33100
Waste Management               COM              94106L109     1021    33300 SH       SOLE                    33300
Wells Fargo & Co.              COM              949746101     2633    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      194    12500 SH       SOLE                    12500
Westpac Banking Corp (ADR)     COM              961214301      494     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      215    18100 SH       SOLE                    18100
Wyeth                          COM              026609107      781    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      625     8285 SH       SOLE                     8285
Zimmer Holdings Inc.           COM              98956p102      437     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      248     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      428    17050 SH       SOLE
REPORT SUMMARY		       86 DATA RECORDS	            102638         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED